GuidePath® Growth and Income Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	COMMON STOCKS - 34.33%
	Aerospace & Defense - 0.47%
573	General Dynamics Corp.	$123,281
610	Lockheed Martin Corp.	280,832
		404,113
	Air Freight & Logistics - 0.46%
2,222	United Parcel Service, Inc. - Class B	398,294
	Banks - 1.09%
4,146	Citizens Financial Group, Inc.	108,128
13,644	Huntington Bancshares, Inc. (a)	147,082
657	M&T Bank Corp. (a)	81,310
961	PNC Financial Services Group, Inc.	121,038
8,369	Regions Financial Corp.	149,136
6,522	Truist Financial Corp. (a)	197,943
4,054	U.S. Bancorp (a)	133,944
		938,581
	Beverages - 2.22%
15,686	Coca-Cola Co.	944,611
5,275	PepsiCo, Inc.	977,035
		1,921,646
	Biotechnology - 1.26%
6,899	AbbVie, Inc.	929,502
694	Amgen, Inc.	154,082
		1,083,584
	Building Products - 0.30%
3,761	Johnson Controls International PLC - ADR	256,275
	Capital Markets - 1.27%
416	BlackRock, Inc. (a)	287,514
2,398	Blackstone, Inc.	222,942
981	CME Group, Inc.	181,769
3,076	State Street Corp.	225,102
1,581	T. Rowe Price Group, Inc. (a)	177,104
		1,094,431
	Chemicals - 0.76%
1,243	Air Products & Chemicals, Inc.	372,315
3,050	LyondellBasell Industries NV - Class A - ADR	280,082
		652,397
	Communications Equipment - 0.83%
13,918	Cisco Systems, Inc.	720,117
	Consumer Finance - 0.56%
2,771	Capital One Financial Corp. (a)	303,064
5,375	Synchrony Financial	182,320
		485,384
	Diversified Telecommunication Services - 0.67%
15,633	Verizon Communications, Inc.	581,391
	Electric Utilities - 0.49%
1,764	American Electric Power Co., Inc.	148,529
849	Eversource Energy (a)	60,211
3,457	Xcel Energy, Inc.	214,922
		423,662
	Electrical Equipment - 0.47%
4,477	Emerson Electric Co.	404,676
	Food Products - 0.56%
2,554	Archer-Daniels-Midland Co.	192,980
3,741	General Mills, Inc. (a)	286,935
		479,915
	Health Care Equipment & Supplies - 0.43%
4,238	Medtronic PLC - ADR	373,368
	Health Care Providers & Services - 0.43%
5,365	CVS Health Corp. (a)	370,882
	Hotels, Restaurants & Leisure - 1.56%
1,892	McDonald’s Corp.	564,592
3,617	Starbucks Corp. (a)	358,300
3,085	Yum! Brands, Inc. (a)	427,427
		1,350,319
	Household Products - 1.91%
4,743	Colgate-Palmolive Co.	365,401
1,473	Kimberly-Clark Corp.	203,362
7,144	Procter & Gamble Co.	1,084,031
		1,652,794
	Industrial Conglomerates - 0.80%
349	3M Co.	34,931
3,160	Honeywell International, Inc.	655,699
		690,630
	Insurance - 0.78%
4,729	Aflac, Inc. (a)	330,084
2,894	Hartford Financial Services Group, Inc.	208,426
786	Travelers Cos., Inc.	136,497
		675,007
	IT Services - 1.34%
1,829	Automatic Data Processing, Inc.	401,996
4,567	International Business Machines Corp.	611,110
1,283	Paychex, Inc. (a)	143,529
		1,156,635
	Leisure Products - 0.07%
910	Hasbro, Inc. (a)	58,941
	Machinery - 0.74%
634	Caterpillar, Inc.	155,996
1,076	Cummins, Inc.	263,792
861	Illinois Tool Works, Inc.	215,388
		635,176
	Media - 0.98%
18,164	Comcast Corp. - Class A	754,715
5,877	Paramount Global - Class B (a)	93,503
		848,218
	Multiline Retail - 0.30%
1,959	Target Corp. (a)	258,392
	Multi-Utilities - 0.87%
2,577	Ameren Corp.	210,464
1,692	Consolidated Edison, Inc.	152,957
1,451	DTE Energy Co.	159,639
1,591	Sempra Energy	231,633
		754,693
	Oil, Gas & Consumable Fuels - 3.09%
4,761	Chevron Corp.	749,143
8,966	Exxon Mobil Corp.	961,604
17,663	Kinder Morgan, Inc.	304,157
2,629	Marathon Petroleum Corp.	306,541
2,967	Valero Energy Corp. (a)	348,029
		2,669,474
	Pharmaceuticals - 3.35%
6,658	Johnson & Johnson	1,102,033
9,228	Merck & Co., Inc.	1,064,819
19,747	Pfizer, Inc.	724,320
		2,891,172
	Road & Rail - 0.38%
1,604	Union Pacific Corp.	328,210
	Semiconductors & Semiconductor Equipment - 3.30%
696	Analog Devices, Inc.	135,588
1,295	Broadcom, Inc.	1,123,323
11,794	Intel Corp.	394,391
1,721	QUALCOMM, Inc.	204,868
5,490	Texas Instruments, Inc.	988,310
		2,846,480
	Specialty Retail - 1.45%
1,628	Advance Auto Parts, Inc.	114,448
735	Best Buy Co., Inc. (a)	60,233
3,476	Home Depot, Inc.	1,079,785
		1,254,466
	Technology Hardware, Storage & Peripherals - 0.20%
5,634	HP, Inc.	173,020
	Tobacco - 0.38%
3,341	Philip Morris International, Inc.	326,148
	Trading Companies & Distributors - 0.56%
1,262	Watsco, Inc. (a)	481,415
	Total Common Stocks (Cost $25,057,239)	29,639,906

	INVESTMENT COMPANIES - 33.98%
	Domestic Equity Funds - 25.87%
152,453	Global X MLP ETF (a)	6,544,808
290,443	Schwab U.S. Large-Cap ETF (a)	15,210,499
5,475	Vanguard High Dividend Yield ETF (a)	580,733
		22,336,040
	Domestic Fixed Income Funds - 0.28%
2,622	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	240,752
	International Equity Funds - 7.83%
106,984	Vanguard International High Dividend Yield ETF	6,761,389
	Total Investment Companies (Cost $26,979,051)	29,338,181

	SHORT-TERM INVESTMENTS - 29.94%
	Money Market Funds - 19.70%
17,009,078	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.03% (b)	17,009,078

Principal Amount
	U.S. Treasury Notes - 10.24%
3,000,000	1.375%, 09/30/2023 (c)	2,971,546
3,000,000	0.500%, 11/30/2023 (c)	2,940,996
3,000,000	2.250%, 03/31/2024	2,929,676
		8,842,218
	Total Short Term Investments (Cost $25,888,462)	25,851,296
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.15%
7,032,234	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (b)	7,032,234
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $7,032,234)	7,032,234

	Total Investments (Cost $84,956,986) - 106.40%	91,861,617
	Liabilities in Excess of Other Assets - (6.40)%	(5,524,161)
	TOTAL NET ASSETS - 100.00%	$86,337,456

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2023
(c)	All or portion of this security is held as collateral for certain options written contracts. The approximate value of the portion on these securities held is $5,417,205.

Glossary of Terms
ADR	American Depositary Receipt

GuidePath Growth and Income Fund
Schedule of Open Futures Contracts (Unaudited)
June 30, 2023

Description	Number of Contracts Purchased / (Sold)	Long/Short	Notional Value	Settlement Month	Value/ Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	91	Long	$20,421,538	Sep-23	$441,138
					$441,138

GuidePath Growth and Income Fund
Schedule of Options Written (Unaudited)
June 30, 2023

		Options on Equities
Notional Amount	Number of Contracts	Put Options	Value
$4,290,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: July 07, 2023
		Exercise Price: $4,290.00	$(1,300)
4,355,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: July 14, 2023
		Exercise Price: $4,355.00	(8,300)
4,365,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: July 21, 2023
		Exercise Price: $4,365.00	(13,400)
4,350,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: July 21, 2023
		Exercise Price: $4,350.00	(14,170)
4,375,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: July 28, 2023
		Exercise Price: $4,375.00	(23,070)
	Total Written Options (Premiums Received $253,502)		$(60,240)